Shareholders' Equity - Summary of Revaluation Reserve for Investments Measured at FVOCI (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	€ (4,426)	€ (3,300)	€ (5,251)
Shares [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	3	2	2
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	(4,425)	(3,297)	(5,249)
Money market and other short-term investments [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	€ (5)	€ (5)	€ (5)